Income Taxes - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			$ 10	$ 14	$ 27
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment	$ 25
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			88	144	150
Reduction of tax assessment		$ 76
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			12	8	8
Mali Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment	10		26	16	16
Income tax | Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Provision	2		2	2	2
Income tax | Tanzania Revenue Authority
Disclosure of contingent liabilities [line items]
Tax assessment			164	163	113
Provision	$ 2		$ 2	$ 2	$ 2